REVENUES - Breakdown of revenues by geographical regions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	$ 31,258	$ 24,189	$ 20,701
United States and Canada
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	22,960	17,582	14,764
Japan
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	3,489	3,374	2,965
Europe
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	3,383	1,885	1,746
Asia Pacific (excluding Japan)
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	912	849	759
Israel
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	274	281	260
Others
Disclosure Of Revenues On The Basis Of Geographical Region [Line Items]
Revenue	$ 240	$ 218	$ 207